NOTE 5 - ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTE 5 - ACCOUNTS RECEIVABLE

NOTE 5 - ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2013 and 2012 are as follow:

2013
Accounts receivable(on acquisition)	$698,000
698,000
Less: allowance on accounts receivable	(670,000)
Accounts receivable, net	$28,000
2012
Accounts receivable (on acquisition)	$850,000
850,000
Less:allowance on accounts receivable	(670,000)
Accounts receivable, net	$180,000

The Company was involved in disputes with the above accounts receivable and has filed a lawsuit (refer to note 15)